Note 18 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Right of use asset	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant & Equipment	Furniture & Fittings	Motor Vehicles	Solar Plant	Total
Balance at January 1, 2023	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Additions*	–	–	–	28,276	538	335	294	163	29,606
Impairments	–	–	(872)	–	(36)	–	–	–	(908)
Disposals	–	–	–	–	(33)	–	–	–	(33)
Reallocations between asset classes	1,492	–	37,116	(39,099)	491	–	–	–	–
Reallocate to assets held for sale	–	–	–	–	–	–	–	(14,301)	(14,301)
Foreign exchange movement	–	(24)	–	(2)	–	(37)	(3)	–	(66)
Balance at December 31, 2023	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124

Balance at January 1, 2024	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124
Additions*	214	265	128	25,012	1,532	243	187	–	27,581
Impairments~	(29)	–	–	–	(3,367)	–	–	–	(3,396)
Disposals	–	–	–	–	–	(3)	(233)	–	(236)
Derecognition	–	(256)	–	–	–	–	–	–	(256)
Reallocations between asset classes	–	–	24,900	(25,573)	673	–	–	–	–
Foreign exchange movement	–	(4)	–	–	–	(11)	–	–	(15)
Balance at December 31, 2024	16,871	506	143,426	35,067	70,283	2,090	3,559	–	271,802
Accumulated depreciation and Impairment losses	Land and Buildings	Right of use asset	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant & Equipment	Furniture & Fittings	Motor Vehicles	Solar Plant	Total
Balance at January 1, 2023	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843
Depreciation for the year	1,012	124	5,459	93	6,573	185	258	782	14,486
Accumulated depreciation for assets reallocated to assets held for sale	–	–	–	–	–	–	–	(782)	(782)
Accumulated depreciation - impairments	–	–	(21)	–	(10)	–	–	–	(31)
Foreign exchange movement	–	(9)	–	–	–	(30)	(2)	–	(41)
Balance at December 31, 2023	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475

Balance at January 1, 2024	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475
Depreciation for the year	1,102	127	7,189	77	7,099	205	222	–	16,021
Impairment for the year	22	–	–	–	1,689	–	–	–	1,711
Accumulated depreciation and impairment - impairments	(29)	–	–	–	(3,367)	–	–	–	(3,396)
Accumulated depreciation on disposals	–	–	–	–	–	(2)	(202)	–	(204)
Accumulated depreciation derecognised assets	–	(256)	–	–	–	–	–	–	(256)
Foreign exchange movement	–	2	–	–	–	(7)	–	–	(5)
Balance at December 31, 2024	10,457	218	24,995	863	41,241	1,451	3,121	–	82,346

Carrying amounts
At December 31, 2023	7,324	156	100,592	34,842	35,625	606	504	–	179,649
At December 31, 2024	6,414	288	118,431	34,204	29,042	639	438	–	189,456

Disclosure of non-cash items excluded from acquisition of property, plant and equipment [text block]
	2024	2023
Additions	27,581	29,606
Adjustments for:
Net property, plant and equipment included in prepayments	679	329
Net property, plant and equipment included in trade and other payables	(201)	583
Right of use asset recognition (note 19)	(265)	–
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 29)	(317)	(1,962)
	27,477	28,556